INCOME TAXES (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
INCOME TAX
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
PRC
INCOME TAX
Statutory tax rate (as a percent)	25.00%
PRC | Hexin E Digital | High Technology Enterprises
INCOME TAX
Preferential tax rate (as a percent)	15.00%